1095 Avenue of the Americas

New York, NY 10036-6797

+1 212 698 3500 Main

+1 212 698 3599 Fax

www.dechert.com

_________________________________________________

ELISE M. DOLAN

elise.dolan@dechert.com

+1 212 698 3806 Direct

+1 212 698 0413 Fax

October 28, 2011

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Harding, Loevner Funds, Inc. (the “Registrant”)
File Nos. 333-09341and 811-07739
Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 32 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 34 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of making certain changes to the prospectuses and Statement of Additional Information for each series of the Registrant.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 212.698.3806.

Very truly yours,

Elise M. Dolan

16004381.1.BUSINESS 10/28/2011 3:05 PM

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